Segment reporting - Other profit and loss disclosure (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Net impairment losses on financial assets	R$ 263,541	R$ 187,534	R$ 110,689
Depreciation and amortization	212,658	150,951	54,479
Interest on tuition fees paid in arrears	24,079	26,545	17,456
Unallocated
Disclosure of operating segments [line items]
Depreciation and amortization	22,044	9,767	6,718
Operating Segments | Digital education undergraduate courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets	234,613	155,931	90,063
Depreciation and amortization	94,157	87,623	37,226
Interest on tuition fees paid in arrears	20,570	18,498	14,199
Operating Segments | Continuing education courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets	17,580	8,026	15,666
Depreciation and amortization	3,893	2,542	1,563
Interest on tuition fees paid in arrears	1,205	961	725
Operating Segments | On-campus undergraduate courses
Disclosure of operating segments [line items]
Net impairment losses on financial assets	11,348	23,577	4,960
Depreciation and amortization	92,565	51,019	8,972
Interest on tuition fees paid in arrears	R$ 2,304	R$ 7,086	R$ 2,532